Derivatives (Details) - Interest rate swap - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value	$ (322)	$ (1,647)
07/16/2026
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 9,000	$ 16,500
Floating rate receivable	SOFR overnight	SOFR overnight
Fixed rate payable	3.09%	3.09%
Fair value	$ 190	$ 723
07/07/2026
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 4,479	$ 9,287
Floating rate receivable	CDI	CDI
Fixed rate payable	4.90%	4.90%
Fair value	$ (512)	$ (2,370)